Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of the component parts of earnings per share
A reconciliation of the component parts of earnings per share for 2017, 2016 and 2015 follows:

(dollars in thousands, except per share data)
	2017	2016	2015
For the years ended
December 31:
Net income	$43,145	42,601	42,238
Less: Net income allocated to participating securities	-	-	-
Net income allocated to common shareholders	$43,145	42,601	42,238
Weighted average common shares outstanding including participating securities	96,111	95,548	95,103
Less: Participating securities	-	-	-
Weighted average common shares	96,111	95,548	95,103
Effect of Dilutive Securities:
Stock Options	111	100	110
Weighted average common shares including potential dilutive shares	96,222	95,648	95,213

Basic EPS	$0.449	0.446	0.444
Diluted EPS	$0.448	0.445	0.444